Changes in organization and disposals - Future transactions (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Future Transactions With Subsidiaries And Businesses [Line Items]
Expected Future Stake In Strategic Partnership Entity With Sumitomo Mitsui Trust Holdings	51.00%
Expected Future Stake In Strategic Partnership Entity With Banco Do Brasil	50.01%
Expected Future Stake In UBS Fondcenter	48.80%
Expected future post-tax gain upon sale of majority stake in UBS Fondcenter	$ 600
UBS AG [Member]
Disclosure Of Future Transactions With Subsidiaries And Businesses [Line Items]
Expected Future Stake In Strategic Partnership Entity With Sumitomo Mitsui Trust Holdings	51.00%
Expected Future Stake In Strategic Partnership Entity With Banco Do Brasil	50.01%
Expected Future Stake In UBS Fondcenter	48.80%
Expected future post-tax gain upon sale of majority stake in UBS Fondcenter	$ 600